PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 9 PREMISES AND EQUIPMENT

Year-end premises and equipment (in thousands) were as follows:

	2014	2013
Land	$916	$1,105
Buildings	7,244	9,001
Furniture and equipment	4,941	4,806
Construction in process	4	145
Total	13,105	15,057
Accumulated depreciation	7,037	7,918
Premises and equipment, net	$6,068	$7,139

Depreciation expense charged to operations was $580,000, $597,000, and $658,000 for the years ended December 31, 2014, 2013 and 2012, respectively. In the fourth quarter of 2014, the Corporation entered into an agreement to sell one of its full-service banking offices. No loans or deposits were sold in connection with this transaction. The sale will close in the first quarter of 2015 and at that time all personnel as well as all loan and deposit accounts will be merged into an existing branch office in that marketplace. The branch’s book value of $1,178,000, net of the accrued loss on the sale of $71,000, which includes costs to sell of $22,000, was transferred to assets held for sale at year-end 2014, with the loss on the sale charged against income.